LEASES, COMMITMENTS AND CONTINGENCIES - Narrative (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) MMcf	Mar. 31, 2020 USD ($) Agreement	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)
Loss Contingencies [Line Items]
Finance leases, term of contract		3 years		3 years
Lease agreements renewal periods					5 years
Lessee, operating lease, existence of residual value guarantee [true false]		false		false
Lessee, operating lease, residual value guarantee, Description		Our leases do not contain residual value guarantees.		Our leases do not contain residual value guarantees.
Lessee, operating lease, assumptions and judgments, whether contract is or contains lease		Our significant assumptions or judgments include the determination of whether a contract contains a lease and the discount rate used in our lease liabilities.		Our significant assumptions or judgments include the determination of whether a contract contains a lease and the discount rate used in our lease liabilities.
Lessee, operating lease, assumptions and judgments, discount rate, description		The rate implicit in our lease contracts is not readily determinable. In determining the discount rate used in our lease liabilities, we analyzed certain factors in our incremental borrowing rate, including collateral assumptions and the term used. Our incremental borrowing rate on the Revolving Credit Facility was 4.55% at December 31, 2019, which reflects the fixed rate at which we could borrow a similar amount, for a similar term and with similar collateral as in the lease contracts at the commencement date.		The rate implicit in our lease contracts is not readily determinable. In determining the discount rate used in our lease liabilities, we analyzed certain factors in our incremental borrowing rate, including collateral assumptions and the term used. Our incremental borrowing rate on the Revolving Credit Facility was 4.55% at December 31, 2019, which reflects the fixed rate at which we could borrow a similar amount, for a similar term and with similar collateral as in the lease contracts at the commencement date.
Electric power | MMcf	60
Cost of project	$ 7,800,000
Up front payment included in property, plant and equipment	$ 3,000,000.0
Additional cost to increase transmission line capacity			$ 4,300,000
Letter of credit initial term			1 year
Irrevocable letter of credit payable			$ 9,100,000
Letter of credit renew term			12 months	12 months
Future minimum sublease payment					$ 1,200,000
Business Interruption
Loss Contingencies [Line Items]
Recoveries recognized				$ 2,600,000
Property Recoveries
Loss Contingencies [Line Items]
Recoveries recognized				400,000
Revolving credit facility
Loss Contingencies [Line Items]
Finance operating Lease obligations not exceed consolidated total assets		$ 50,000,000		$ 50,000,000
Percentage of operating lease incremental borrowing rate				4.55%
Irrevocable letter of credit payable		$ 9,100,000		$ 9,100,000
Office Space
Loss Contingencies [Line Items]
Lessee, operating lease, existence of option to extend [true false]		true		true
Lessee, operating lease, option to extend		We have options to extend the lease and sublease terms of certain office space in Texas, Colorado and West Virginia. The beginning of the noncancelable lease and sublease period for these agreements ranges from 2014 to 2020 and the lease and sublease period ends between 2020 and 2028. These lease and sublease agreements contain between one and three options to renew the lease and sublease for a period of between two and five years. As of March 31, 2020, the exercise of the renewal options for these agreements are not reasonably certain and, as a result, the payments associated with these renewals are not included in the measurement of the lease liability and right-of-use (“ROU”) asset		We have options to extend the lease term of certain office space in Texas, Colorado and West Virginia. The beginning of the noncancelable lease period for these leases ranged from 2014 to 2018 and the lease period ends between 2020 and 2028. These lease agreements contain between one and three options to renew the lease for a period of between two and five years. As of December 31, 2019, the exercise of the renewal options for these leases are not reasonably certain and, as a result, the payments associated with these renewals are not included in the measurement of the lease liability and ROU asset.
Equipment
Loss Contingencies [Line Items]
Lessee, operating lease, option to extend		We also have options to extend the lease term of certain compression equipment used at the Summit Utica gathering system. The beginning of the noncancelable lease period for these leases is 2017 and the lease period ends in 2020. In April 2020, we renewed the lease period for periods of one to three years. Our future minimum lease payments are approximately $2.3 million.		We also have options to extend the lease term of certain compression equipment used at the Summit Utica gathering system. The beginning of the noncancelable lease period for these leases was 2017 and the lease period ends in 2020. Upon expiration of the noncancelable lease period, we have the option to renew the leases on a month-to-month basis; we therefore have not included any amounts attributable to renewals in the measurement
Minimum | Office Space
Loss Contingencies [Line Items]
Operating leases, term of contract		3 years		3 years
Operating lease, number of renewal terms | Agreement		1
Lease agreements renewal periods		2 years		2 years
Minimum | Equipment
Loss Contingencies [Line Items]
Operating leases, term of contract		3 years		3 years
Maximum | Meadowlark Midstream Gathering System | Principal Owner
Loss Contingencies [Line Items]
Coverage from pollution liability insurance policy		$ 25,000,000.0		$ 25,000,000.0
Coverage from property and business interruption insurance policy		$ 200,000,000.0		$ 200,000,000.0
Maximum | Office Space
Loss Contingencies [Line Items]
Operating leases, term of contract		10 years		10 years
Operating lease, number of renewal terms | Agreement		3
Lease agreements renewal periods		5 years		5 years
Maximum | Equipment
Loss Contingencies [Line Items]
Operating leases, term of contract		4 years		4 years
Senior Secured Term Loan B
Loss Contingencies [Line Items]
Finance operating Lease obligations not exceed consolidated total assets		$ 5,000,000		$ 5,000,000